PREPAYMENTS AND DEPOSITS AND OTHER RECEIVABLES (Details) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Deposits – third parties	$ 203	$ 105
Prepayments – third parties	563
Non-current assets	766	105
Current assets
Deposits on lease – third parties	292	366
Prepayments – third parties	36	3
Other receivables – third parties	36	7
Other receivables – related parties (Note 17(c))	1,945	160
Total deposits and receivables	$ 2,309	$ 536